Net Loss per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share
Net Loss Per Share
18.	Net Loss per Share
For the years ended December 31, 2022, 2023 and 2024, the Company had potential ordinary shares, including share options, RSUs granted, and ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, where applicable. As the Group incurred losses for the years ended December 31, 2022, 2023 and 2024, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share.
For the year ended December 31, 2022, the numbers of share options, RSUs and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 2,069,570 shares, nil, 17,347,721 shares, 19,382,489 shares and 14,466,365 shares, respectively.
For the year ended December 31, 2023, the numbers of share options, RSUs and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 1,271,196 shares, 56,329 shares, 17,347,182 shares, 8,280,834 shares and 4,839,195 shares, respectively.
For the year ended December 31, 2024, the numbers of share options, RSUs and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 828,336 shares, 2,096,485 shares, 4,218,676 shares, 2,259 shares and 4,211,678 shares, respectively.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands, except for share and per share data
Numerator:
Net loss	(7,507,653)	(4,811,713)	(1,363,651)
Net loss/(income) attributable to noncontrolling interests	10,640	(10,608)	16,851

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(7,497,013)	(4,822,321)	(1,346,800)

Denominator:
Weighted average number of ordinary shares outstanding, basic	394,863,584	413,210,271	416,470,256
Weighted average number of ordinary shares outstanding, diluted	394,863,584	413,210,271	416,470,256
Net loss per share, basic	(18.99)	(11.67)	(3.23)
Net loss per share, diluted	(18.99)	(11.67)	(3.23)